Business overview (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Notes and other explanatory information [abstract]
Profit loss	$ 1,819	$ 5,755	$ 8,175	$ 8,578
Net cash used in operating activities	676		7,003
Accumulated deficit	$ 19,048		$ 19,048		$ 12,110
Tariff percentage			35.00%
Exemption percentage			25.00%